SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 20, 2023	Mar. 20, 2023	Feb. 11, 2022	Feb. 03, 2022
IfrsStatementLineItems [Line Items]
Number of share issuance			65,000	584,207	3,818,275	1,783,561	74,985	2,089
Number of warrants exercised			65,000	584,207
Exercise of option				$ 20
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of share issuance	2,000	100,000
Number of restricted stock units exercised		100,000
Number of warrants exercised	2,000
Exercise of option	$ 3